Financial instruments by category (Details 7)	12 Months Ended
Jun. 30, 2018
Cash Flows - Theoretical Price [Member] | Level 2 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Interest rate swaps
Pricing model / method	Cash flows - Theoretical price
Parameters	Interest rate futures contracts and cash flows
Range
Binomial Tree Theoretical Price I [Member] | Level 3 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Preferred shares of Condor
Pricing model / method	Binomial tree – Theoretical price I
Parameters	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).
Range term	Underlying asset price 1.8 to 2.2 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
Discounted Cash Flows - Theoretical Price [Member] | Level 3 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Promissory note
Pricing model / method	Discounted cash flows - Theoretical price
Parameters	Market interest-rate (Libor rate curve)
Range term	Market interest-rate 1.8% to 2.2%
Black-Scholes Theoretical Price [Member] | Level 2 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Warrants of Condor
Pricing model / method	Black-Scholes – Theoretical price
Parameters	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).
Range term	Underlying asset price 1.8 to 1.7 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
Black-Scholes Theoretical Price [Member] | Level 3 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	TGLT Non-convertible Notes
Pricing model / method	Black-Scholes – Theoretical price
Parameters	Underlying asset price (Market price); share price volatility (historical) and market interest rate.
Range term	Underlying asset price Ps. 8 to Ps.12 Share price volatility 50% to 70% Market interest-rate 8% to 9%
Discounted Cash Flows [Member] | Level 3 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Call option of Arcos
Pricing model / method	Discounted cash flows
Parameters	Projected revenues and discounting rate.
Range
Cash Flow / NAV - Theoretical Price [Member] | Level 3 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in financial assets - Other private companies' securities [1]
Pricing model / method	Cash flow / NAV - Theoretical price
Parameters	Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.
Cash Flow / NAV - Theoretical Price [Member] | Level 3 [Member] | Minimum [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	1.00%
Cash Flow / NAV - Theoretical Price [Member] | Level 3 [Member] | Maximum [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	3.50%
Discounted Cash Flows - Theoretical Price [Member] | Level 3 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in financial assets - Others
Pricing model / method	Discounted cash flows - Theoretical price
Parameters	Projected revenue discounted at the discount rate
Discounted Cash Flows - Theoretical Price [Member] | Level 3 [Member] | Minimum [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	1.00%
Discounted Cash Flows - Theoretical Price [Member] | Level 3 [Member] | Maximum [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range	3.50%
Theoretical Price [Member] | Level 2 And 3 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Derivative financial instruments Forwards
Pricing model / method	Theoretical price
Parameters	Underlying asset price and volatility
Range

[1]	An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.